Stockholder’s Deficit (Tables)	4 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Subsidiary or Equity Method Investee [Line Items]
Schedule of Preferred Units Activities
PROCAP BTC, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Schedule of Preferred Units Activities

The following table presents a roll-forward of preferred units activities for the period from June 10, 2025 (inception) through September 30, 2025,

Preferred Units
As of June 10, 2025 (inception)
Purchase of BTC	$475,999,980
Contribution of BTC	40,500,020
516,500,000
Initial recognition of conversion feature liability	(56,298,500)
Balance at September 30, 2025	$460,201,500